Income taxes - Summary of Unrecognized Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unrecognized deferred tax assets
Tax losses	$ 160,052	$ 167,030
Other deductible temporary differences	11,967	11,253
Total unrecognized deferred tax assets	$ 172,019	$ 178,283